Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2012
Stock Based Compensation [Abstract]
Summary Of The Stock Option Activity

	June 30,
	2012			2011
		Weighted		Weighted
	Number	average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of period	325,331	$8.65	310,151	$8.60
Options granted	79,627	8.00	23,280	7.82
Options forfeited	(2,000)	8.00	-	-
Outstanding, end of period	402,958	$8.52	333,431	$8.54

Options Information By Exercise Price Range

	Outstanding options			Exercisable options
Exercise price	Number of shares at June 30, 2012	Weighted average remaining term	Weighted average exercise price	Number of shares at June 30, 2012	Weighted average exercise price
$4.94-$7.64	95,131	6.18	$6.36	95,131	$6.36
$7.65-$8.65	138,207	8.30	7.90	54,986	7.77
$8.66-$10.00	46,620	2.14	9.74	46,620	9.74
$10.01-$11.31	123,000	3.81	10.43	123,000	10.43
	402,958	5.71	$8.52	319,737	$8.66
Intrinsic value of outstanding options where the market value exceeds the exercise price.		$725,753
Intrinsic value of exercisable options where the market value exceeds the exercise price		$535,834

Summary Of Restricted Stock Awards

	June 30,		June 30,
	2012		2011
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date		grant date
		fair value		fair value
Nonvested, beginning of period	15,691	$7.41	17,641	$7.13
Restricted stock granted	10,947	8.00	8,786	7.82
Restricted stock vested	(6,788)	7.34	(8,279)	7.13
Restricted stock forfeited	(520)	8.00	-	-
Nonvested, end of period	19,330	$7.75	18,148	$7.46

Total fair value of shares vested	$49,853		59,029

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$112,426		$152,080
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$69,713		$69,378

Vesting Schedule Of Unvested Restricted Stock Awards

Grant Date	Vesting Date	# of Restricted Shares
1/28/2010	1/28/2013	4,682
1/27/2011	1/27/2013	2,110
1/27/2011	1/27/2014	2,111
3/5/2012	12/31/2012	3,120
3/5/2012	1/26/2013	2,435
3/5/2012	1/26/2014	2,436
3/5/2012	1/26/2015	2,436
Total Issued		19,330